United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	July 30, 2001

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	98

Form 13F Information Table Value Total:	$127,153


List of Other Included Managers:

                                                     Karpas Strategies, LLC
                                                              FORM 13F
                                                         June 30, 2001

                                                                                                    Voting Authority

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105      306     5775 SH       SOLE                     5775
AT&T Corp.                     COM              001957109     1101    50049 SH       SOLE                    50049
AT&T Liberty Media Group CL A  COM              001957208     3999   228652 SH       SOLE                   228652
Ace Limited                    COM              G0070K103     1797    45975 SH       SOLE                    45975
Alliance Capital Management LP COM              018548107      817    15400 SH       SOLE                    15400
Amerada Hess                   COM              023551104      422     5226 SH       SOLE                     5226
American Express               COM              025816109      547    14100 SH       SOLE                    14100
American Home Products         COM              026609107     1433    24400 SH       SOLE                    24400
American International Group I COM              026874107      848     9857 SH       SOLE                     9857
BP PLC                         COM              055622104     1680    33710 SH       SOLE                    33710
Bank of New York Co.           COM              064057102     1968    41000 SH       SOLE                    41000
BellSouth Corp.                COM              079860102      240     5956 SH       SOLE                     5956
Berkshire Hathaway Inc. Cl B   COM              084670207      563      245 SH       SOLE                      245
Bristol-Myers Squibb           COM              110122108     2887    55200 SH       SOLE                    55200
Broadwing Inc.                 COM              111620100      784    32048 SH       SOLE                    32048
CNA Financial Corp.            COM              126117100      483    12250 SH       SOLE                    12250
Cablevision NY Group           COM              12686c109     1625    27775 SH       SOLE                    27775
Cardinal Health                COM              14149Y108      442     6411 SH       SOLE                     6411
Catalina Marketing             COM              148867104     1425    46700 SH       SOLE                    46700
Catellus Development Corp.     COM              149111106      387    22200 SH       SOLE                    22200
Caterpillar Inc.               COM              149123101      300     6000 SH       SOLE                     6000
Cendant Corp.                  COM              151313103     3005   154100 SH       SOLE                   154100
Charles Schwab Corp.           COM              808513105    12551   820300 SH       SOLE                   820300
Chevron Corp.                  COM              166751107     1086    12000 SH       SOLE                    12000
CitiGroup Inc.                 COM              172967101     8552   161838 SH       SOLE                   161838
Coca Cola Co.                  COM              191216100      576    12800 SH       SOLE                    12800
Colgate-Palmolive Inc.         COM              194162103      413     7000 SH       SOLE                     7000
Comcast Corp.                  COM              200300200     1089    25100 SH       SOLE                    25100
Commerce Bancorp Inc. NJ       COM              200519106      491     7000 SH       SOLE                     7000
Conoco Inc Cl B                COM              208251405      555    19195 SH       SOLE                    19195
Crescent Operating Inc.        COM              22575M100       66    88600 SH       SOLE                    88600
Crescent Real Estate Equities  COM              225756105      773    31450 SH       SOLE                    31450
Duke Energy Corp.              COM              264399106      641    16434 SH       SOLE                    16434
Duke Realty Corp.              COM              264411505      435    17506 SH       SOLE                    17506
E.I. Du Pont De Nemours & Co.  COM              263534109      346     7170 SH       SOLE                     7170
Eastgroup Properties           COM              277276101      333    14750 SH       SOLE                    14750
Enron Corp.                    COM              293561106     2082    42500 SH       SOLE                    42500
Exxon Mobil Corporation        COM              30231G102     2493    28545 SH       SOLE                    28545
FPL Group Inc.                 COM              302571104      301     5000 SH       SOLE                     5000
First Nat'l Bank Nebraska      COM              335720108     2170     1000 SH       SOLE                     1000
Ford Motor                     COM              345370860      663    26992 SH       SOLE                    26992
Freddie Mac                    COM              313400301      287     4100 SH       SOLE                     4100
GATX Corp.                     COM              361448103      983    24525 SH       SOLE                    24525
General Electric               COM              369604103     7315   150060 SH       SOLE                   150060
Gillette Company               COM              375766102      261     9000 SH       SOLE                     9000
GlaxoSmithKline Plc ADR        COM              37733W105      209     3712 SH       SOLE                     3712
HSBC Hldg Plc Spnd ADR New     COM              404280406     1420    23700 SH       SOLE                    23700
Halliburton Co.                COM              406216101      356    10000 SH       SOLE                    10000
Hollinger International        COM              435569108      585    42510 SH       SOLE                    42510
Honeywell Intl.                COM              438506107      840    24000 SH       SOLE                    24000
Host Marriott Corp. New Com.   COM              44107P104      138    11043 SH       SOLE                    11043
Household International        COM              441815107      814    12200 SH       SOLE                    12200
International Paper            COM              460146103      428    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101     2163    19138 SH       SOLE                    19138
Johnson & Johnson              COM              478160104     9334   186680 SH       SOLE                   186680
Kerr-McGee Corp.               COM              492386107      265     4000 SH       SOLE                     4000
Keyspan Corporation            COM              49337k106      219     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      500     7275 SH       SOLE                     7275
LNR Property Corp.             COM              501940100      232     6625 SH       SOLE                     6625
Loral Space & Commun. Ltd      COM              G56462107      164    58550 SH       SOLE                    58550
Manulife Financial Corp.       COM              56501r106      335    12000 SH       SOLE                    12000
Marriott Intl Inc. CL A        COM              571903202     1183    25000 SH       SOLE                    25000
McDonald's Corp.               COM              580135101      361    13350 SH       SOLE                    13350
Mellon Bank Corp.              COM              585509102      230     5000 SH       SOLE                     5000
Merck & Co.                    COM              589331107     9874   154500 SH       SOLE                   154500
Molex Inc. Cl A                COM              608554200      227     7627 SH       SOLE                     7627
National Australia Bank        COM              632525408      407     4600 SH       SOLE                     4600
National Commerce Financial Co COM              63545P104      366    15000 SH       SOLE                    15000
News Corporation, Ltd., Prefer COM              652487802     1944    60000 SH       SOLE                    60000
Northern Border Partners       COM              664785102     1284    33850 SH       SOLE                    33850
Rainbow Media Group            COM              12686C844      287    11137 SH       SOLE                    11137
Royal Dutch Petroleum          COM              780257804     1468    25199 SH       SOLE                    25199
SBC Communications             COM              78387g103     1635    40813 SH       SOLE                    40813
Starwood Hotels and Resorts    COM              85590A203      276     7400 SH       SOLE                     7400
Sun Microsystems Inc.          COM              866810104      255    16200 SH       SOLE                    16200
Suncor Energy Inc.             COM              867229106      231     9000 SH       SOLE                     9000
Telecom Italia Spa ADR         COM              87927w106      440     5000 SH       SOLE                     5000
Texas Instruments Inc.         COM              882508104     1554    49325 SH       SOLE                    49325
U.S. Bancorp                   COM              902973304     1790    78545 SH       SOLE                    78545
United Technologies            COM              913017109      366     5000 SH       SOLE                     5000
UnitedGlobalCom, Inc.          COM              913247508      513    59300 SH       SOLE                    59300
Unitil Corp.                   COM              913259107      470    19000 SH       SOLE                    19000
Verizon Communications         COM              92343V104      213     3990 SH       SOLE                     3990
Vodafone Group PLC ADR F       COM              92857T107      354    15850 SH       SOLE                    15850
W P Carey Diversified          COM              92930Y107      938    50700 SH       SOLE                    50700
Walt Disney Co.                COM              254687106      968    33500 SH       SOLE                    33500
Waste Management, Inc.         COM              94106L109     1484    48150 SH       SOLE                    48150
Wells Fargo & Co.              COM              949740104     2623    56500 SH       SOLE                    56500
Wellsford Real Properties Inc. COM              950240101      408    21100 SH       SOLE                    21100
Williams Comm. Group           COM              959455104       53    17950 SH       SOLE                    17950
Williams Cos Inc.              COM              969457100      722    21925 SH       SOLE                    21925
Williams Energy Ptnrs LP       COM              969491109      976    33200 SH       SOLE                    33200
WorldCom Inc.                  COM              98157D106      562    39600 SH       SOLE                    39600
XL Capital Ltd.                COM              G98255105     2637    32125 SH       SOLE                    32125
First International Bancshares                  private         36    14560 SH       SOLE                    14560
First International Bancshares                  private         36    14560 SH       SOLE                    14560
SPG Properties Pfd B           PRD              828806604      203     7850 SH       SOLE                     7850
Putnam Health Sciences Trust   MUT              746778109      250 3656.626 SH       SOLE                 3656.626


REPORT SUMMARY      98 DATA RECORDS            127153       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED